COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2023
Commitments and Contingencies Disclosure [Abstract]
Royalties agreement description		Pursuant to the agreement with the IIA relating to the program, the Company has to pay royalties of 3% to the IIA up to the amount IIA funding received and the accrued interest repayment of the grant is contingent upon the Company successfully completing its enhancement plans and generating sales from the enhancements preformed.
Other cost of operating revenue	$ 50